Business Combination (Details) - Schedule of fair value of each class of recognised assets and liabilities	12 Months Ended
Mar. 31, 2022 USD ($)
Schedule Of Fair Value Of Each Class Of Recognised Assets And Liabilities Abstract
Total purchase price (60% of equity interest)	$ 94,647
Cash and Bank Balances	2,189
Trade and other receivables	156,006
Property and equipment, net	12,672
Total identifiable assets	170,867
Total liabilities assumed	(144,719)
Non-controlling interest identified	10,459
Goodwill	$ 78,958